NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
NET REVENUES
Schedule of disaggregation of revenue streams by type of customers and nature of services offered

	Years Ended December 31,
	2022	2023	2024
Product Revenues	13,403,436	14,841,910	14,294,740
B2C Business	408,305	357,975	261,197
B2B Business	12,995,131	14,483,935	14,033,543
Service Revenues	113,262	106,219	106,509
MP Service	68,477	70,271	65,536
Other Services	44,785	35,948	40,973
Total	13,516,698	14,948,129	14,401,249

Schedule of movements of the accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2022	488,875	296,361
Increase/(decrease), net	47,948	(171,366)
Ending Balance as of December 31, 2023	536,823	124,995
Increase/(decrease), net	(123,722)	24,692
Ending Balance as of December 31, 2024	413,101	149,687